Expense Example - Investor A, Institutional - BlackRock Defensive Advantage Emerging Markets Fund	Dec. 14, 2020 USD ($)
Institutional Shares
Expense Example:
Expense Example, with Redemption, 1 Year	$ 88
Expense Example, with Redemption, 3 Years	626
Investor A Shares
Expense Example:
Expense Example, with Redemption, 1 Year	632
Expense Example, with Redemption, 3 Years	$ 1,198